LONG-TERM LOANS	6 Months Ended
Jun. 30, 2025
Long-Term Debt, Other Disclosure [Abstract]
LONG-TERM LOANS

NOTE 12 – LONG-TERM LOANS

As of December June 30, 2025, the long-term loan consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		300,000	$41,878	2025.05.07	2027.04.23	8.62%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	11.16%
Longwan Rural Commercial Bank		1,200,000	167,514	2023.06.05	2026.05.30	6.60%
Longwan Rural Commercial Bank		1,750,000	244,291	2023.06.05	2026.05.30	6.60%
Minsheng Bank		9,000,000	1,256,352	2024.08.06	2027.07.15	3.50%
Minsheng Bank		4,500,000	628,176	2024.08.13	2027.07.15	3.50%
Minsheng Bank		8,100,000	1,130,716	2024.08.16	2027.07.15	3.50%
Minsheng Bank		3,040,000	424,368	2025.01.02	2027.07.02	3.25%
Minsheng Bank		1,360,000	189,849	2025.06.26	2027.06.26	2.80%
Minsheng Bank		16,000,000	2,233,514	2025.05.20	2034.11.20	2.70%
Subtotal		47,750,000	6,665,643
Current portion of long-term loans		(4,166,666)	(616,543)
Total	RMB	43,333,334	$6,049,100

As of December 31, 2024, the long-term loans consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		38,095	$5,219	2023.04.27	2025.04.27	6.6528%
WeBank Shenzhen		155,556	21,311	2024.02.26	2026.02.23	6.8760%
WeBank Shenzhen		214,286	29,357	2024.03.29	2026.03.23	6.8760%
WeBank Shenzhen		904,762	123,952	2024.07.29	2026.07.23	6.0400%
WeBank Shenzhen		1,000,000	136,999	2024.09.11	2026.09.23	5.8300%
WeBank Shenzhen		280,000	38,360	2024.09.11	2026.09.23	5.8300%
WeBank Shenzhen		200,000	27,400	2024.11.04	2026.10.23	5.8300%
Longwan Rural Commercial Bank		1,200,000	164,399	2023.06.05	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	239,749	2023.06.05	2026.05.30	6.6%
Minsheng Bank		10,000,000	1,369,994	2024.08.06	2027.07.15	3.5%
Minsheng Bank		5,000,000	684,997	2024.08.13	2027.07.15	3.5%
Minsheng Bank		9,000,000	1,232,995	2024.08.16	2027.07.15	3.5%
Subtotal		29,742,698	4,074,733
Current portion of long-term loans		(1,179,047)	(161,529)
Total	RMB	28,563,651	$3,913,204

On May 20, 205, the Company entered into a project financing loan agreement with Minsheng Bank to fund the development of 150 MWh Annual Energy Storage and Intelligent Power Equipment Manufacturing Project (the “Project”). Under the terms of the agreement, the loan proceeds are restricted for use solely in connection with the construction and development of the Project. The loan has a proved principal amount of RMB90,000,000, bears interest at 2.70% per annum, and matures on November 20, 2034. The loan is secured by the land designated for industrial use. Loan disbursements by the bank are made upon the construction supervisor’s issuance of progress reports. As of June 30, 2025, the outstanding project financing loan amounted to RMB16,000,000, or $2,233,514.

As of June 30, 2025 and December 31, 2024, the other long-term loans from Minsheng Bank were secured by the leased properties from Ailefu, which are disclosed in Note 8 – Lease, and land use rights, which are disclosed in Note 7 – Intangible Assets.